INTERESTS IN JOINT ARRANGEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Current Assets	$ 4,393,731	$ 4,274,618
Non-current Assets	16,911,032	13,884,694	$ 13,734,786
Total Joint Arrangement Assets	21,304,763	18,159,312	17,910,364
Current Liabilities	1,931,575	1,362,950
Non-current Liabilities	9,689,710	8,072,647
Equity	9,683,478	8,723,715	8,009,029	$ 8,259,984
Total Joint Arrangement Liabilities	21,304,763	18,159,312
Income	6,084,142	6,546,146	6,011,819
Celulosa y Energia Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	319,146	406,706
Non-current Assets	1,912,140	1,915,522
Total Joint Arrangement Assets	2,231,286	2,322,228
Investment Assets	1,023,326	1,077,584
Current Liabilities	67,054	41,608
Non-current Liabilities	117,581	125,452
Equity	2,046,651	2,155,168
Total Joint Arrangement Liabilities	2,231,286	2,322,228
Income	840,727	1,017,324	941,429
Expenses	(631,529)	(668,473)	(664,772)
Joint arrangement net income (loss)	209,198	348,851	276,657
Forestal Cono Sur S.A. [Member]
Statement [Line Items]
Current Assets	96,509	55,490
Non-current Assets	124,956	157,848
Total Joint Arrangement Assets	221,465	213,338
Investment Assets	107,240	99,392
Current Liabilities	5,198	5,971
Non-current Liabilities	1,788	8,584
Equity	214,479	198,783
Total Joint Arrangement Liabilities	221,465	213,338
Income	28,207	8,061	8,775
Expenses	(12,511)	(1,226)	3,632
Joint arrangement net income (loss)	15,696	6,835	12,407
Eufores S.A. [Member]
Statement [Line Items]
Current Assets	172,013	176,029
Non-current Assets	1,257,527	1,151,591
Total Joint Arrangement Assets	1,429,540	1,327,620
Investment Assets	528,827	467,615
Current Liabilities	249,547	248,064
Non-current Liabilities	122,337	144,326
Equity	1,057,656	935,230
Total Joint Arrangement Liabilities	1,429,540	1,327,620
Income	308,522	321,339	288,378
Expenses	(189,248)	(280,007)	(216,764)
Joint arrangement net income (loss)	119,274	41,332	71,614
Zona Franca Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	10,387	8,407
Non-current Assets	410,048	419,279
Total Joint Arrangement Assets	420,435	427,686
Investment Assets	170,020	169,612
Current Liabilities	80,396	88,462
Non-current Liabilities	0	0
Equity	340,039	339,224
Total Joint Arrangement Liabilities	420,435	427,686
Income	25,607	21,875	21,172
Expenses	(24,789)	(24,892)	(24,139)
Joint arrangement net income (loss)	$ 818	$ (3,017)	$ (2,967)